Schedule of estimated amount of temporary differences (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Temporary differences			$ 5,786,216	$ 3,548,691
Alps Global Holding Berhad [Member] | Temporary difference property plant and equipment [member]
IfrsStatementLineItems [Line Items]
Temporary differences			(915,782)	(779,847)
Alps Global Holding Berhad [Member] | Temporary difference right of use assets and lease liabilities [member]
IfrsStatementLineItems [Line Items]
Temporary differences			11,878	33,756
Alps Global Holding Berhad [Member] | Unabsorbed capital allowances [member]
IfrsStatementLineItems [Line Items]
Temporary differences			844,381	1,066,649
Alps Global Holding Berhad [Member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Temporary differences			$ 5,845,739	$ 3,228,133
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Temporary differences	$ 3,428,780	$ 3,667,176
Alps Life Science Inc [Member] | Temporary difference property plant and equipment [member]
IfrsStatementLineItems [Line Items]
Temporary differences	(866,021)	(894,128)
Alps Life Science Inc [Member] | Temporary difference right of use assets and lease liabilities [member]
IfrsStatementLineItems [Line Items]
Temporary differences	(103,079)	19,480
Alps Life Science Inc [Member] | Unabsorbed capital allowances [member]
IfrsStatementLineItems [Line Items]
Temporary differences	1,039,779	853,959
Alps Life Science Inc [Member] | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Temporary differences	$ 3,358,101	$ 3,687,865